Organization and Principal Activities - Details of Company's Subsidiaries and VIE and Its Subsidiaries (Detail)	12 Months Ended
May 31, 2017
Variable interest entities (VIEs) [Member] | New Oriental Education & Technology Group Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 02, 2001
Place of incorporation (or establishment)/ operation	PRC
Subsidiaries [Member] | Beijing Decision Education & Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Judgment Education & Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Hewstone Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Pioneer Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 08, 2009
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Shanghai Smart Words Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 08, 2010
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Smart Wood Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 21, 2011
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Joy Tend Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 31, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Right Time Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 31, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Sincerity Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 12, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Magnificence Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 01, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Top Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 13, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Shenghe Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 27, 2014
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Jinghong Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 18, 2016
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing New Oriental Walkite International Travel Co.,Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 22, 2012
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Walkite International Academy Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 16, 2015
Place of incorporation (or establishment)/ operation	U.K.
Legal ownership	100.00%
Subsidiaries [Member] | Beijing New Road Information Consulting Services Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 06, 2015
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	51.00%
Subsidiaries [Member] | Walkite International Academy (U.S.A.) Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 13, 2015
Place of incorporation (or establishment)/ operation	U.S.A.
Legal ownership	100.00%
Subsidiaries [Member] | Elite Concept Holdings Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 03, 2007
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	100.00%
Subsidiaries [Member] | Winner Park Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 09, 2008
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	100.00%
Subsidiaries [Member] | Smart Shine International Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 09, 2008
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	100.00%
Subsidiaries [Member] | Abundant State Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 20, 2013
Place of incorporation (or establishment)/ operation	BVI
Legal ownership	100.00%
Subsidiaries [Member] | Koolearn Holding Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 21, 2013
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	100.00%
Subsidiaries [Member] | New Oriental Vision Overseas Consulting Australia Private Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 25, 2017
Place of incorporation (or establishment)/ operation	Australia
Legal ownership	100.00%
Schools and Subsidiaries of New Oriental China [Member] | Beijing Haidian District Privately-Funded New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 05, 1993
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shanghai Yangpu District New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 01, 2000
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Guangzhou Haizhu District Privately-Funded New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 08, 2000	[1]
Place of incorporation (or establishment)/ operation	PRC	[1]
Schools and Subsidiaries of New Oriental China [Member] | Guangzhou New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 20, 2013	[1]
Place of incorporation (or establishment)/ operation	PRC	[1]
Schools and Subsidiaries of New Oriental China [Member] | Guangzhou Panyu District Privately-Funded New Oriental Training Centre [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 19, 2013	[1]
Place of incorporation (or establishment)/ operation	PRC	[1]
Schools and Subsidiaries of New Oriental China [Member] | Wuhan New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 28, 2002
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Tianjin New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 21, 2002
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xi'an Yanta District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 26, 2002
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nanjing Gulou New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 28, 2002
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shenzhen New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 15, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shenyang New Oriental Foreign Language Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 18, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Chongqing New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 15, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Chengdu New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 18, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xiangyang New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 26, 2004
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Changsha Furong District New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 25, 2005
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Jinan New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 31, 2005
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Taiyuan New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Ha'er Bin Nangang District Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Changchun New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 26, 2005
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Hangzhou New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 21, 2005	[2]
Place of incorporation (or establishment)/ operation	PRC	[2]
Schools and Subsidiaries of New Oriental China [Member] | Hangzhou New Oriental Education And Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 08, 2012
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Fuyang New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 22, 2012	[2]
Place of incorporation (or establishment)/ operation	PRC	[2]
Schools and Subsidiaries of New Oriental China [Member] | Zhengzhou New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 19, 2005
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Zhuzhou New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 30, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shijiazhuang New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 03, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Suzhou New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 26, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Anshan New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 13, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Hefei New Oriental Foreign Language Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 13, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Yunnan New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 13, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Wuxi New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 14, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Fuzhou Gulou District New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 01, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nanchang Donghu District New Oriental Language School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 16, 2007
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Yichang Xiling District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 01, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Jingzhou New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 10, 2007
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Dalian New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 12, 2007
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Huangshi New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 17, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Ningbo New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 16, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Lanzhou Chengguan District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 19, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xiamen Siming District New Oriental Education Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 08, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Qingdao New Oriental Language Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 05, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nanning New Oriental Education Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 18, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xuzhou New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 31, 2009
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xiangtan Yuhu District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 15, 2010
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Zhenjiang New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 19, 2010
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Luoyang New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 25, 2010
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nantong Chongchuan District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 28, 2010
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Jilin Chuanying District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 17, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Guiyang Yunyan District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 21, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Inner Mongolia Hohhot New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 02, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Foshan New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 01, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Tangshan Lubei District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 25, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Urumqi New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 22, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shiyan New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 23, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Quanzhou Fengze District New Oriental Education Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 26, 2015
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Wenzhou New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 14, 2015
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Weifang New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 10, 2015
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shanghai New Oriental Education And Training Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 15, 2015
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Zhuhai Xiangzhou District New Oriental Training Centre [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 11, 2015
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Yangzhou Guangling District New Oriental Training Centre [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 24, 2016
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Jinzhou New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 19, 2016
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Baoding Jingxiu District New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 08, 2016
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Taian New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 09, 2016
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Chongqing Yongchuan District New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 25, 2016
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Yantai Zhifu District New Oriental Foreign Language Training School[Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 11, 2016
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Kaifeng New Oriental Education Information Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 31, 2016
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing Shengdeweixin Education and Technology Company Limited[Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 22, 2016
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Cangzhou Yunhe District New Oriental Education Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 29, 2016
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Qinghuangdao Haigang District New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 17, 2017
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Zhangzhou Development Zone New Oriental Education Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 22, 2017
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Anyang Beiguan District New Oriental Education Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 16, 2017
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nanyang New Oriental Education Training Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 19, 2017
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Handan Congtai District New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 27, 2017
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing Shuangshi Oriental Education and Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 27, 2017
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Changchun Tongwen Gaokao Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 27, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Changchun Tongwen High School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 27, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | China Management Software Institute [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 01, 2012
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Yangzhou Foreign Language School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 06, 2002
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Yangzhou Guangling District New Oriental Kindergarten Of Stars [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 26, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing Changping New Oriental Foreign Language School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 19, 2010
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Dogwood Cultural Communications Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 16, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Dogwood, Bookstore, Audio and Video Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 02, 2004
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Chengdu New Oriental Dogwood Bookstore Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 18, 2004
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Chongqing New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb. 25, 2004
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Guangzhou Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 11, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Wuhan New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 16, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xi'an New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 03, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shanghai New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 28, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Changchun New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 08, 2005
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Ha'er Bin New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 13, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Taiyuan New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 12, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Hangzhou Dogwood Bookstore Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 25, 2007
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nanchang Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 14, 2007
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Kunming Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 21, 2007
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Dalian New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 25, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Lanzhou New Oriental Dogwood Bookstore and Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 28, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Suzhou New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 01, 2010
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xuzhou New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 29, 2010
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Urumqi Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 13, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Hohhot Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb. 07, 2012
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Zhuhai New Oriental Dogwood Bookstore and Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 28, 2016
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Vision Overseas Consultancy Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb. 19, 2004
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shanghai Vision Overseas Service Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 24, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shandong New Oriental Vision Overseas Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 08, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shanxi New Oriental Vision Overseas Consultancy Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 22, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Fujian New Oriental Vision Overseas Consultancy Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 13, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Guangdong Vision Overseas Consultancy Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 29, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xinjiang New Oriental Vision Overseas Consultancy Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 09, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shaanxi New Oriental Vision Overseas Consultancy Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 23, 2015
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Tianjin New Oriental Vision Overseas Consultancy Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 13, 2015
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Inner Mongolia New Oriental Vision Overseas Consultancy Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 29, 2015
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Liaoning New Oriental Vision Overseas Consultancy Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 10, 2015
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | New Oriental Vision Overseas Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 10, 2015
Place of incorporation (or establishment)/ operation	U.K.
Schools and Subsidiaries of New Oriental China [Member] | Gansu New Oriental Vision Overseas Consultancy Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 15, 2015
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Qingdao New Oriental Vision Overseas Consultancy Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 20, 2015
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Hunan New Oriental Vision Overseas Consultancy Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 03, 2015
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Vision Overseas Service Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb. 24, 2016
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing Ainuoshida Education and Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 24, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Dogwood Advertisement Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 20, 2004
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Xuncheng Network Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 11, 2005	[3]
Place of incorporation (or establishment)/ operation	PRC	[3]
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Kuxuehuisi Network Technology Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb. 01, 2013
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing DongFangYouBo Network Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 23, 2016
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Leci Internet Technology (Beijing) Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb. 11, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing Dongfangzhuoyong Investment Management Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 29, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Ningbo Meishan Bonded Port Area Hexin Oriental Asset Management Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 28, 2017
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental MEGAWAY Education & Consulting Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 04, 2015
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing Aixuehuisi Education and Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 06, 2015
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing Fishpond Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 24, 2015
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing Bright the Future Education & Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 18, 2016
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Stars Education & Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 11, 2007
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing Chao Yang District Kindergarten of Stars [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 20, 2007
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nanjing Yuhuatai District New Oriental Kindergarten of Stars [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 10, 2009
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Qingdao Alice Education & Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 21, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Qingdao Laoshan District Happy Alice Kindergarten [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 04, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Qingdao Happy Alice Kindergarten [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 29, 2005
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Qingdao Chengyang District Happy Alice Kindergarten [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 30, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing Chao Yang District Taiyanggong Kindergarten of Stars [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 20, 2017
Place of incorporation (or establishment)/ operation	PRC

[1]	Guangzhou School and Guangzhou Panyu School were established in the year ended May 31, 2014. Although they are separate legal entities, from the perspective of the Group's internal management, they together with Guangzhou Haizhu School are considered as one school since they are operated by the same local management in Guangzhou.
[2]	Although the Fuyang School is a separate legal entity, from the perspective of the Group's internal management, Fuyang School and Hangzhou School are considered as one school since they are operated by the same local management in Hangzhou.
[3]	The contractual agreements between Xuncheng, New Oriental China and Chongshengdongfang were terminated in September 2015.